Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	FRANKLIN FUND ALLOCATOR SERIES
Central Index Key	dei_EntityCentralIndexKey	0001022804
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 22, 2016
Prospectus Date	rr_ProspectusDate	Jul. 22, 2016